Related parties - Transactions with other related parties and directors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Directors fees	$ 1.1	$ 1.0	$ 1.0
Share-based compensation	$ 0.2	0.4	1.0
Other related parties
Disclosure of transactions between related parties [line items]
Income from voyages and related services		13.2	5.1
Finance expenses		$ 19.0	$ 4.3